Financial instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Carrying value, long-term debt	$ 3,487,541,000	$ 2,450,633,000
Fair value of long-term obligations under capital lease excluding deferred financing fees	660,919,000	653,007,000
Carrying value of long-term capital lease obligations excluding deferred financing fees	647,664,000	648,840,000
Carrying value of vessels	8,004,011,000	6,262,453,000
Non-cash impairment charge	0	0	$ 285,195,000
Amount that would be settled in cash in the next 12 months	27,022,000
Payments for swap terminations		8,107,000	31,211,000
Derivative asset liability subject to master netting arrangement	0	0
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	1,051,000
Vessels [Member]
Derivative [Line Items]
Carrying value of vessels		6,116,091,000
Fair Value Measured on Non-recurring Basis [Member] | Vessels [Member]
Derivative [Line Items]
Carrying value of vessels			619,521,000
Non-cash impairment charge			285,195,000
Fair Value Measured on Non-recurring Basis [Member] | Level 2 [Member] | Vessels [Member]
Derivative [Line Items]
Fair value of vessels held for use			$ 334,326,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt	400,396,000	417,925,000
Fair value, long-term debt	400,049,000	423,184,000
Senior Notes Due 2025 [Member]
Derivative [Line Items]
Carrying value, long-term debt	166,608,000
Fair value, long-term debt	236,349,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees	2,875,691,000	1,940,215,000
Carrying value, long-term debt	$ 2,944,602,000	$ 2,050,137,000